Income Taxes - Components of Income Tax Expense (Benefit) from Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 28, 2020
Income Tax Disclosure [Abstract]
Current	$ 0	$ 0	$ 0
Deferred	1,781	(1,606)	(3,195)
Valuation allowance	(1,781)	1,606	3,195
Income tax expense	$ 0	$ 0	$ 0